Description of Organization and Business Operations	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Accounting Policies [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Rotor Acquisition Corp. (the “Company”) is a blank check company incorporated in Delaware on August 27, 2020. The Company was formed for the purpose of effectuating a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses (the “Business Combination”).

The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2020, the Company had not commenced any operations. All activity for the period from August 27, 2020 (inception) through December 31, 2020 relates to the Company’s formation and the initial public offering (the “Initial Public Offering”).

The registration statement for the Company’s Initial Public Offering was declared effective on January 14, 2021. On January 20, 2021, the Company consummated the Initial Public Offering of 27,600,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), which includes the full exercise by the underwriter of its over-allotment option in the amount of 3,600,000 Units, at $10.00 per Unit, generating gross proceeds of $276,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 7,270,000 warrants (each, a “Private Placement Warrant” and, collectively, the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to Rotor Sponsor LLC, an affiliate of the Company’s officers and directors (the “Sponsor”), and certain funds and accounts managed by two qualified institutional buyers, generating gross proceeds of $7,270,000, which is described in Note 4.

Transaction costs amounted to $15,562,855, consisting of $5,520,000 of underwriting fees, $9,660,000 of deferred underwriting fees and $382,855 of other offering costs.

Following the closing of the Initial Public Offering on January 20, 2021, an amount of $276,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act of 1940, as amended (the “Investment Company Act”), as determined by the Company, until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the funds in the Trust Account to the Company’s stockholders, as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. NYSE rules provide that the Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (less any deferred underwriting commissions and taxes payable on interest earned on the Trust Account) at the time of the signing a definitive agreement to enter a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company will provide its holders of the outstanding Public Shares (the “public stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.

The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 either prior to or upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased after the Initial Public Offering in favor of approving a Business Combination. Additionally, each public stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed Business Combination or do not vote at all.

Notwithstanding the above, if the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Amended and Restated Certificate of Incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.

The Sponsor has agreed (a) to waive its redemption rights with respect to its Founder Shares and Public Shares held by it in connection with the completion of a Business Combination, (b) to waive its liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period (defined below) and (c) not to propose an amendment to the Amended and Restated Certificate of Incorporation (i) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the Company’s initial Business Combination or amendments to the Amended and Restated Certificate of Incorporation prior thereto or to redeem 100% of its Public Shares if the Company does not complete a Business Combination or (ii) with respect to any other provision relating to stockholders’ rights or pre-initial business combination activity, unless the Company provides the public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

The Company will have until July 20, 2022 to complete a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

The holders of the Founder Shares have agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if they acquire Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriter has agreed to waive its rights to the deferred underwriting commissions (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within in the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.00 per Public Share or (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay our taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Going Concern and Management’s Plan

Prior to the completion of the initial public offering, the Company lacked the liquidity it needed to sustain operations for a reasonable period of time, which is considered to be one year from the issuance date of the financial statement. The Company has since completed its Initial Public Offering at which time capital in excess of the funds deposited in the Trust Account and/or used to fund offering expenses was released to the Company for general working capital purposes. Accordingly, management has since reevaluated the Company’s liquidity and financial condition and determined that sufficient capital exists to sustain operations for a reasonable period of time,  which is considered to be one year from the issuance date of the financial statements and therefore substantial doubt has been alleviated.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of the financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Rotor Acquisition Corp. (the “Company”) is a blank check company incorporated in Delaware on August 27, 2020. The Company was formed for the purpose of effectuating a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses (the “Business Combination”). The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

All activity through June 30, 2021 relates to the Company’s formation, the initial public offering (the “Initial Public Offering”), and subsequent to the Initial Public Offering, identifying a target company for a Business Combination.

On April 5, 2021, the Company entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time, the “Merger Agreement”), by and among the Company, Rotor Merger Sub Corp., a Delaware corporation and a wholly owned Subsidiary of the Company (“Merger Sub”), and Sarcos Corp., a Utah corporation (“Sarcos”). For more information, see the Proposed Business Combination described below.

The registration statements for the Company’s Initial Public Offering were declared effective on January 14, 2021. On January 20, 2021, the Company consummated the Initial Public Offering of 27,600,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), which includes the full exercise by the underwriter of its over-allotment option in the amount of 3,600,000 Units, at $10.00 per Unit, generating gross proceeds of $276,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 7,270,000 warrants (each, a “Private Placement Warrant” and, collectively, the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to Rotor Sponsor LLC, an affiliate of the Company’s officers and directors (the “Sponsor”), and certain funds and accounts managed by two qualified institutional buyers, generating gross proceeds of $7,270,000, which is described in Note 4.

Transaction costs amounted to $15,562,855, consisting of $5,520,000 of underwriting fees, $9,660,000 of deferred underwriting fees and $382,855 of other offering costs.

Following the closing of the Initial Public Offering on January 20, 2021, an amount of $276,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the funds in the Trust Account to the Company’s stockholders, as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. NASDAQ rules provide that the Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (less any deferred underwriting commissions and taxes payable on interest earned on the Trust Account) at the time of the signing a definitive agreement to enter a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company will provide its holders of the outstanding Public Shares (the “public stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.

The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 either prior to or upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased after the Initial Public Offering in favor of approving a Business Combination. Additionally, each public stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed Business Combination or do not vote at all.

Notwithstanding the above, if the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Amended and Restated Certificate of Incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.

The Sponsor has agreed (a) to waive its redemption rights with respect to its Founder Shares and Public Shares held by it in connection with the completion of a Business Combination, (b) to waive its liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period (defined below) and (c) not to propose an amendment to the Amended and Restated Certificate of Incorporation (i) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the Company’s initial Business Combination or amendments to the Amended and Restated Certificate of Incorporation prior thereto or to redeem 100% of its Public Shares if the Company does not complete a Business Combination or (ii) with respect to any other provision relating to stockholders’ rights or pre-initial business combination activity, unless the Company provides the public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

The Company will have until July 20, 2022 to complete a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

The holders of the Founder Shares have agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if they acquire Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriter has agreed to waive its rights to the deferred underwriting commissions (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within in the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.00 per Public Share or (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay our taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Proposed Business Combination

On April 5, 2021, the Company entered the Merger Agreement, by and among the Company, Merger Sub, and Sarcos. The transactions set forth in the Merger Agreement, including the Merger (defined below), will constitute a “Business Combination” as contemplated by the Company’s Amended and Restated Certificate of Incorporation. Unless expressly stated otherwise herein, capitalized terms used but not defined herein shall have such meanings ascribed to them in the Merger Agreement.

Subject to the terms and conditions set forth in the Merger Agreement, Merger Sub will merge with and into Sarcos, with Sarcos surviving as a wholly owned subsidiary of the Company (the “Merger”). Upon the Closing, the Company will change its name to “Sarcos Technology and Robotics Corp.”

Subject to the terms and conditions set forth in the Merger Agreement, in consideration of the Merger, holders of Sarcos’ equity (including shares of common stock, preferred stock, restricted stock awards, options, restricted stock units and warrants) will receive 120,000,000 shares of common stock of the Company in the aggregate, plus, if a Pre-Closing Financing is consummated by Sarcos prior to the Closing, an additional amount of shares of Company common stock based on the amount of gross equity proceeds received by Sarcos from such Pre-Closing Financing (if any), not to exceed an additional 5,000,000 shares of Company common stock in the aggregate (the “Closing Merger Consideration”). In addition, each holder of Sarcos capital stock (including any capital stock subject to restricted stock awards) will be entitled to a right to receive additional contingent consideration following the Closing in the form of an earn-out. This earnout will become payable as follows: (a) 14,062,500 shares of common stock of the Company if the closing share price of a share of common stock of the Company is equal to or exceeds $15.00 for 20 trading days in any 30 consecutive trading day period at any time during the period beginning on the first anniversary of the Closing and ending on the fourth anniversary of the Closing, and (b) 14,062,500 shares of common stock of the Company if the closing share price of a share of common stock of the Company is equal to or exceeds $20.00 for 20 trading days in any 30 consecutive trading day period at any time during the period beginning on the first anniversary of the Closing and ending on the fifth anniversary of the Closing.

The amount of shares of Company common stock into which each share of Sarcos capital stock will convert at the Closing of the Merger will be determined by reference to an Exchange Ratio, which is calculated in accordance with the terms of the Merger Agreement, by dividing the Closing Merger Consideration by the amount of fully-diluted outstanding Sarcos shares.

At the Closing, each option to purchase shares of Sarcos’ common stock will be converted into an option exercisable into a number of shares of common stock of the Company equal to the number of Sarcos shares subject to such Sarcos option as of immediately prior to the Closing, multiplied by the Exchange Ratio. Each award of Sarcos’ restricted stock units will be converted into a right to receive restricted stock units based on shares of the common stock of the Company equal to the number of Sarcos shares subject to such Sarcos restricted stock unit as of immediately prior to the Closing, multiplied by the Exchange Ratio.

The Merger Agreement contains customary representations and warranties of the parties thereto with respect to the parties, the transactions contemplated by the Merger Agreement and their respective business operations and activities. The representations and warranties of the parties do not survive the Closing.

The Merger Agreement contains customary covenants of the parties thereto, including (a) the requirement to make appropriate filings and obtain clearance pursuant to the HSR Act, (b) the use of reasonable best efforts to obtain the PIPE Financing, (c) preparation and filing of a proxy statement (the “Proxy Statement”), and (d) the preparation and delivery of PCAOB audited financial statements for Sarcos.

The Merger Agreement also contains mutual exclusivity provisions prohibiting (a) Sarcos and its representatives and subsidiaries from initiating, soliciting, or otherwise encouraging an Acquisition Proposal, (subject to certain limited exceptions specified therein), or entering into any contracts or agreements in connection therewith and (b) the Company and its subsidiaries from initiating, soliciting, or otherwise encouraging any merger, capital stock exchange, asset acquisition, stock purchase, reorganization, recapitalization or similar business combination (subject to limited exceptions specified therein) or entering into any contracts or agreements in connection therewith.

Consummation of the transactions contemplated by the Merger Agreement is subject to conditions of the respective parties that are customary for a transaction of this type, including, among others: (a) approval by the Company’s shareholders of certain proposals to be set forth in the Proxy Statement; (b) approval of the Merger by the stockholders of Sarcos; (c) there being no laws or injunctions by governmental authorities or other legal restraint prohibiting consummation of the transactions contemplated under the Merger Agreement; (d) the waiting period applicable to the Mergers under the HSR Act having expired (or early termination having been granted); and (e) the Company having at least $5,000,001 in net tangible assets.

Sarcos has separate closing conditions, including, among others: (a) that the sum of the amount in the Company’s trust account (calculated net of any stockholder redemptions but prior to the payment of any Company transaction expenses), plus the proceeds of the PIPE Financing, equals or exceeds $200 million; and (ii) the Waiver Agreement has not been amended or modified, other than as consented to in writing by Sarcos.

The Company has separate closing conditions, including, among others: (a) that no Company Material Adverse Effect has occurred and is continuing and uncured; (b) the Company shall have entered into employment agreements with certain executives of Sarcos; (c) Sarcos shall have received the consent of Sarcos’ preferred stock to effect the conversion of shares of Sarcos’ preferred stock into shares of Sarcos’ Class A common stock as of immediately prior to the Effective Time; and (d) Sarcos’ Warrants shall have been exercised as contemplated by the Warrant Exercise Notices.

The Merger Agreement may be terminated under certain customary and limited circumstances prior to the closing of the Merger, including: (i) by mutual written consent of the Company and Sarcos (ii) by either party if the other party’s representations or warranties are not true and correct or if the other party failed to perform any of its covenants set forth in the Merger Agreement or any Ancillary Document such that the conditions to closing would not be satisfied and such failure cannot or has not been cured within the earlier of 30 days’ notice by the other party, (iii) subject to certain provisions for extension, by either party if the Closing has not occurred on or prior to six months following the execution of the Merger Agreement, (iv) by either party if there is a final non-appealable Governmental Order preventing the consummation of the transactions contemplated by the Merger Agreement, (v) by either party if the stockholders of the Company fail to approve certain of the necessary stockholder approvals, (vi) by Sarcos if the

Special Committee changes its recommendation, provided that Sarcos exercises its termination right within ten business days of such change of recommendation, (vii) by the Company if Sarcos fails to deliver the written consent of the stockholders of Sarcos approving the Merger Agreement within 24 hours following the execution and delivery of the Merger Agreement, (viii) by the Company if the Conversion Written Consent is, at any time, no longer valid or is otherwise revoked or rescinded and no longer effective to approve the Company Preferred Conversion; and (ix) by the Company if Sarcos failed to deliver its PCAOB-compliant audited financials prior to 5:00 pm Eastern Time on April 15, 2021. If the Merger Agreement is validly terminated, none of the parties will have any liability or any further obligation under the Merger Agreement with certain limited exceptions, including liability arising out of Fraud.

The Company’s CEO, one of its other directors and certain members of Rotor Sponsor LLC, a Delaware limited liability company (the “Sponsor”) who are not directors or officers of the Company are part of a group that (directly or through affiliates) acquired a minority equity investment in Sarcos in early 2020 (the “Rotor Sarcos Holders”). On January 30, 2021, the Company’s board of directors (the “Board”) authorized the formation of a transaction review committee consisting solely of disinterested independent directors of the Company (the “Special Committee”) and authorized the Special Committee to engage independent legal counsel. The Special Committee, which received a fairness opinion from Houlihan Lokey Capital, Inc., an independent financial advisory firm engaged by the Special Committee, unanimously recommended the approval of the Merger Agreement, the Merger and the transactions contemplated thereby to the Board and that the Board recommend to the holders of the Company’s common stock that they approve such matters. On April 5, 2021, having received the Special Committee’s recommendation, the Board unanimously approved the Merger Agreement, the Merger and the transactions contemplated thereby and recommended their approval to the holders of the Company’s common stock.

Concurrent with the execution of the Merger Agreement, certain security holders of Sarcos (“Sarcos Holders”) entered into a lock-up agreement (each, a “Lock-up Agreement”) with the Company. Pursuant to the Lock-up Agreement, Sarcos Holders agreed, among other things, to the following transfer restrictions following the Closing: (i) Holders of shares of Sarcos preferred stock agreed, among other things, that (a) 50% of their shares may not be transferred, until the earlier to occur of (x) six months following Closing, and (y) 120 days following the Closing if the stock price of the Company’s common stock exceeds $13.00 for 20 trading days in any 30 consecutive trading day period, and (b) the remaining 50% of such shares may not be transferred for a period of one year following the Closing, and (ii) Holders of Sarcos’ common stock, options, restricted stock awards and restricted stock unit awards agreed, among other things, that (1) 20% of such securities may not be transferred until the earlier to occur of (a) 120 days after Closing if the stock price of the Company’s common stock exceeds $13.00 for 20 trading days in any 30 consecutive trading day period, and (b) 6 months after closing; and (2) the remaining 80% can be transferred at the earlier of (A) delivery to customers of at least twenty Guardian® XO® and/or Guardian® XT commercial units to customers of the Constituent Corporations (but in no event prior to the close of business on the one year anniversary of the date of Closing) and (B) the close of business on the second anniversary of the date of Closing.

Concurrent with the execution of the Merger Agreement, the Rotor Sarcos Holders, including the holders of all outstanding Company Warrants, entered into a lock-up agreement (the “Other Lock-up Agreement”) with the Company. Pursuant to the Other Lock-up Agreement, such stockholders agreed, among other things, to certain transfer restrictions for a period of one year following the Closing.

Concurrent with the execution of the Merger Agreement, the Company entered into subscription agreements (each, a “Subscription Agreement”) with certain investors (the “PIPE Investors”) pursuant to which, among other things, the PIPE Investors have agreed to subscribe for and purchase, and the Company has agreed to issue and sell to the PIPE Investors an aggregate of 22,000,000 shares of common stock of the Company, at a per share price of $10.00 for an aggregate purchase price of $220 million concurrent with the Closing, on the terms and subject to the conditions set forth therein (the “PIPE Financing”). The Subscription Agreement contains customary representations and warranties of the Company, on the one hand, and each PIPE Investor, on the other hand, and customary conditions to closing, including the consummation of the transactions contemplated by the Merger Agreement. Each Subscription Agreement provides that the Company will grant the PIPE Investors certain customary registration rights.

Prior to the Closing, the Company, Sponsor, certain holders of Class B Common Stock in the Company entered into a waiver agreement (the “Waiver Agreement”) pursuant to which Sponsor and certain other holders of Class B Common Stock in the Company have agreed, among other things, to irrevocably waive their respective anti-dilution and conversion rights set forth in the Company’s Amended and Restated Certificate of Incorporation and to forfeit a certain number of Rotor Class B Shares and Rotor Warrants.

The Merger Agreement contemplates that, at the Closing, the Company, the Sponsor, and certain Sarcos stockholders will enter into the Registration Rights Agreement pursuant to which, among other things, the Company will agree to undertake certain shelf registration obligations in accordance with the Securities Act of 1933, as amended (the “Securities Act”), and certain subsequent related transactions and obligations, including, among other things, undertaking certain registration obligations, and the preparation and filing of required documents.

Going Concern Consideration

At June 30, 2021, the Company had $14,538 in cash and a working capital deficit of $3,910,796 The Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. There is no assurance that the Company’s plans to consummate a Business Combination or raise additional funds will be successful within the Combination Period. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of the financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.